Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Down | Derivative instrument hedges
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	$ 381	$ 337
Fair value 50 basis points change	178	153
Fair value 25 basis points change	86	73
Down | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	11	3
Fair value 50 basis points change	5	0
Fair value 25 basis points change	2	0
Down | MSR portfolio
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(370)	(334)
Fair value 50 basis points change	(173)	(153)
Fair value 25 basis points change	(84)	(73)
Up | Derivative instrument hedges
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(289)	(236)
Fair value 50 basis points change	(152)	(127)
Fair value 25 basis points change	(79)	(67)
Up | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(21)	(12)
Fair value 50 basis points change	(5)	(2)
Fair value 25 basis points change	(2)	(1)
Up | MSR portfolio
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	268	224
Fair value 50 basis points change	147	125
Fair value 25 basis points change	$ 77	$ 66